Capital commitments (Tables)	12 Months Ended
Dec. 31, 2020
Additional information [abstract]
Schedule of capital commitments
Capital expenditure contracted for at the end of the reporting period but not yet incurred is as follows:

	As at December 31, 2020	As at December 31, 2019
	€m	€m
Property, plant and equipment	13.6	11.5
Intangible assets	3.4	0.6
Total	17.0	12.1